Deferred Tax Liabilities - Schedule of Movement in Deferred Tax Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Accelerated tax depreciation
At beginning of financial year	RM 386,074	$ 91,739	RM 218,718
Charged to profit or loss (Note 19)	46,604	11,074	167,356
At end of financial year	RM 432,678	$ 102,813	RM 386,074